Contribution of Segments to Overall Profitability (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Fee and other revenue	$ 11,696	[1]	$ 10,891	[2]	$ 4,739
Net interest revenue	2,984		2,925	[3]	2,915	[3]
Total revenue	14,680		13,816		7,654
Provision for credit losses	1		11	[3]	332	[3]
Noninterest expense	11,112		10,170	[3]	9,530	[3]
Income (loss) before taxes	3,567	[1]	3,635	[2]	(2,208)
Pre-tax operating margin	24.00%	[4]	26.00%	[4]
Average assets	291,145		237,436	[5]	209,939	[6]
Investment Management
Segment Reporting Information [Line Items]
Fee and other revenue	3,264	[1]	3,234	[2]	2,825
Net interest revenue	206		205		242
Total revenue	3,470		3,439		3,067
Provision for credit losses	1		3		1
Noninterest expense	2,746		2,693		2,499
Income (loss) before taxes	723	[1]	743	[2]	567
Pre-tax operating margin	21.00%	[4]	22.00%	[4]	18.00%	[4]
Average assets	37,043		35,411		21,840
Investment Services
Segment Reporting Information [Line Items]
Fee and other revenue	7,957		7,179		6,887
Net interest revenue	2,635		2,448		2,349
Total revenue	10,592		9,627		9,236
Noninterest expense	7,478		6,515		5,901
Income (loss) before taxes	3,114		3,112		3,335
Pre-tax operating margin	29.00%	[4]	32.00%	[4]	36.00%	[4]
Average assets	207,454		161,605		151,001
Other Operating Segment
Segment Reporting Information [Line Items]
Fee and other revenue	475		478		(4,973)
Net interest revenue	143		272		324
Total revenue	618		750		(4,649)
Provision for credit losses			8		331
Noninterest expense	888		962		1,130
Income (loss) before taxes	(270)		(220)		(6,110)
Average assets	$ 46,648		$ 40,420		$ 37,098

[1]	Total fee and other revenue includes income from consolidated investment management funds of $200 million, net of noncontrolling interests of $50 million, for a net impact of $150 million. Income before taxes includes noncontrolling interests of $50 million.
[2]	Total fee and other revenue includes income from consolidated investment management funds of $226 million, net of noncontrolling interests of $59 million, for a net impact of $167 million. Income before taxes includes noncontrolling interests of $59 million.
[3]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.
[4]	Income before taxes divided by total revenue.
[5]	Including average assets of discontinued operations of $404 million in 2010, consolidated average assets were $237,840 million.
[6]	Including average assets of discontinued operations of $2,188 million in 2009, consolidated average assets were $212,127 million.